Consolidated Statement of Changes in Equity (USD $) In Millions	Total	Redeemable Noncontrolling Interests [Member]	Class A Common Stock [Member]	ClassA Special Common Stock [Member]	Class B Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock at Cost [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]
Beginning Balance at Dec. 31, 2009	$ 42,811	$ 166	$ 24	$ 8	$ 0	$ 40,247	$ 10,005	$ (7,517)	$ (46)	$ 90
Stock compensation plans	238					242	(4)
Repurchase and retirements of common stock	(1,200)					(781)	(419)
Employee stock purchase plans	61					61
Dividends declared	(1,059)						(1,059)
Other comprehensive income (loss)	(53)								(53)
Sale (purchase) of subsidiary shares to (from) noncontrolling interests, net	11	(20)				11
Contributions from (distributions to) noncontrolling interests, net	(44)	(2)								(44)
Net income (loss)	3,669	(1)					3,635			34
Ending Balance at Dec. 31, 2010	44,434	143	24	8	0	39,780	12,158	(7,517)	(99)	80
Stock compensation plans	469		1			509	(41)
Repurchase and retirements of common stock	(2,141)			(1)		(1,067)	(1,073)
Employee stock purchase plans	68					68
Dividends declared	(1,233)						(1,233)
Other comprehensive income (loss)	(53)	(38)							(53)
NBCUniversal transaction	1,869	15,198				1,605				264
Issuance of subsidiary shares to noncontrolling interests	88	83				45				43
Contributions from (distributions to) noncontrolling interests, net	(161)	(214)								(161)
Net income (loss)	4,315	842					4,160			155
Ending Balance at Dec. 31, 2011	47,655	16,014	25	7	0	40,940	13,971	(7,517)	(152)	381
Stock compensation plans	372					612	(240)
Repurchase and retirements of common stock	(3,000)			(1)		(1,081)	(1,918)
Employee stock purchase plans	80					80
Dividends declared	(1,736)						(1,736)
Other comprehensive income (loss)	167	6							167
Contributions from (distributions to) noncontrolling interests, net	(169)	(493)								(169)
Other	76	(43)				(4)				80
Net income (loss)	6,351	1,514					6,203			148
Ending Balance at Dec. 31, 2012	$ 49,796	$ 16,998	$ 25	$ 6	$ 0	$ 40,547	$ 16,280	$ (7,517)	$ 15	$ 440